Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
In accordance with Item 402(v), we provide below the tabular disclosure for the Company’s President and Chief Executive Officer (“CEO”) (our Principal Executive Officer) and the average of our NEOs other than the CEO for 2022, 2021 and 2020.

Year	Summary Compensation Table Total for Barry A. Ruffalo(1) ($)	Compensation Actually Paid to Barry A. Ruffalo(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)(5)	Adjusted EBITDA ($ Million)(6)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,245,485	1,009,177	1,211,633	394,458	99.59	127.72	(0.6)	70.8
2021	3,469,725	4,281,031	1,160,498	1,377,772	167.78	140.98	15.9	65.1
2020	2,678,565	4,741,464	1,064,315	1,390,604	139.28	111.97	46.0	81.7

(1)
Barry A. Ruffalo was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Rebecca A. Weyenberg	Rebecca A. Weyenberg	Rebecca A. Weyenberg
Timothy A. Averkamp	Timothy A. Averkamp	Timothy A. Averkamp
Jaco G. van der Merwe	Jaco G. van der Merwe	Jaco G. van der Merwe
Stephen C. Anderson	Anshu Pasricha	Anshu Pasricha
Jeffrey Schwarz

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Barry A. Ruffalo ($)	Exclusion of Stock Awards for Barry A. Ruffalo ($)	Inclusion of Equity Values for Barry A. Ruffalo ($)	Compensation Actually Paid to Barry A. Ruffalo ($)
2022	4,245,485	(2,551,341)	(684,967)	1,009,177
2021	3,469,725	(2,252,455)	3,063,761	4,281,031
2020	2,678,565	(1,308,392)	3,371,291	4,741,464
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,211,633	(493,598)	(323,577)	394,458
2021	1,160,498	(610,237)	827,511	1,377,772
2020	1,064,315	(514,491)	840,780	1,390,604
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Barry A. Ruffalo ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Barry A. Ruffalo ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Barry A. Ruffalo ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Barry A. Ruffalo ($)	Total — Inclusion of Equity Values for Barry A. Ruffalo ($)
2022	1,789,045	(1,703,899)	(770,113)	—	(684,967)
2021	2,050,621	605,432	407,708	—	3,063,761
2020	2,974,188	280,401	116,702	—	3,371,291
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	346,123	(477,019)	(192,681)	—	(323,577)
2021	555,385	161,814	110,312	—	827,511
2020	819,532	27,590	4,210	(10,552)	840,780

(4)
The Peer Group TSR set forth in this table utilizes the S&P 600 SmallCap Industrials index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 600 SmallCap Industrials index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
Net income values in this table reflect immaterial revisions to previously issued consolidated financial statements that we filed in our Form 10-Q for the fiscal quarter ended March 31, 2022.

(6)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Adjusted EBITDA, a non-GAAP measure, is defined above under the caption “Compensation Discussion and Analysis — Elements of Our Compensation Program — Annual Cash Incentive Compensation.” The values in this table reflect changes resulting from immaterial revisions to previously issued consolidated financial statements that we filed in our Form 10-Q for the fiscal quarter ended March 31, 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Barry A. Ruffalo was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Rebecca A. Weyenberg	Rebecca A. Weyenberg	Rebecca A. Weyenberg
Timothy A. Averkamp	Timothy A. Averkamp	Timothy A. Averkamp
Jaco G. van der Merwe	Jaco G. van der Merwe	Jaco G. van der Merwe
Stephen C. Anderson	Anshu Pasricha	Anshu Pasricha
Jeffrey Schwarz

Peer Group Issuers, Footnote [Text Block]
(4)
	The Peer Group TSR set forth in this table utilizes the S&P 600 SmallCap Industrials index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 600 SmallCap Industrials index, respectively. Historical stock performance is not necessarily indicative of future stock performance
PEO Total Compensation Amount	$ 4,245,485	$ 3,469,725	$ 2,678,565
PEO Actually Paid Compensation Amount	$ 1,009,177	4,281,031	4,741,464
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Barry A. Ruffalo ($)	Exclusion of Stock Awards for Barry A. Ruffalo ($)	Inclusion of Equity Values for Barry A. Ruffalo ($)	Compensation Actually Paid to Barry A. Ruffalo ($)
2022	4,245,485	(2,551,341)	(684,967)	1,009,177
2021	3,469,725	(2,252,455)	3,063,761	4,281,031
2020	2,678,565	(1,308,392)	3,371,291	4,741,464
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,211,633	(493,598)	(323,577)	394,458
2021	1,160,498	(610,237)	827,511	1,377,772
2020	1,064,315	(514,491)	840,780	1,390,604
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Barry A. Ruffalo ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Barry A. Ruffalo ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Barry A. Ruffalo ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Barry A. Ruffalo ($)	Total — Inclusion of Equity Values for Barry A. Ruffalo ($)
2022	1,789,045	(1,703,899)	(770,113)	—	(684,967)
2021	2,050,621	605,432	407,708	—	3,063,761
2020	2,974,188	280,401	116,702	—	3,371,291
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	346,123	(477,019)	(192,681)	—	(323,577)
2021	555,385	161,814	110,312	—	827,511
2020	819,532	27,590	4,210	(10,552)	840,780

Non-PEO NEO Average Total Compensation Amount	$ 1,211,633	1,160,498	1,064,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ 394,458	1,377,772	1,390,604
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Barry A. Ruffalo ($)	Exclusion of Stock Awards for Barry A. Ruffalo ($)	Inclusion of Equity Values for Barry A. Ruffalo ($)	Compensation Actually Paid to Barry A. Ruffalo ($)
2022	4,245,485	(2,551,341)	(684,967)	1,009,177
2021	3,469,725	(2,252,455)	3,063,761	4,281,031
2020	2,678,565	(1,308,392)	3,371,291	4,741,464
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,211,633	(493,598)	(323,577)	394,458
2021	1,160,498	(610,237)	827,511	1,377,772
2020	1,064,315	(514,491)	840,780	1,390,604
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Barry A. Ruffalo ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Barry A. Ruffalo ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Barry A. Ruffalo ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Barry A. Ruffalo ($)	Total — Inclusion of Equity Values for Barry A. Ruffalo ($)
2022	1,789,045	(1,703,899)	(770,113)	—	(684,967)
2021	2,050,621	605,432	407,708	—	3,063,761
2020	2,974,188	280,401	116,702	—	3,371,291
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	346,123	(477,019)	(192,681)	—	(323,577)
2021	555,385	161,814	110,312	—	827,511
2020	819,532	27,590	4,210	(10,552)	840,780

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.
PEO and Average NEO Compensation Actually Paid
Versus Company TSR

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.
PEO and Average NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.
PEO and Average NEO Compensation Actually Paid
Versus Adjusted EBITDA

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 600 SmallCap Industrials index over the same period.
Comparison of Cumulative TSR of the Company
and S&P 600 SmallCap Industrials Index

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.
Adjusted EBITDA
Return on Invested Capital
Relative TSR
Working Capital Turnover

Total Shareholder Return Amount	$ 99.59	167.78	139.28
Peer Group Total Shareholder Return Amount	127.72	140.98	111.97
Net Income (Loss)	$ (600,000)	$ 15,900,000	$ 46,000,000
Company Selected Measure Amount	70.8	65.1	81.7
PEO Name	Barry A. Ruffalo
Additional 402(v) Disclosure [Text Block]
Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. As required by Item 402(v), we have included:
●
A list of the most important measures that our Compensation Committee used in 2022 to link a measure of pay calculated in accordance with Item 402(v) (referred to as “compensation actually paid”, or CAP) to Company performance.

●
A table that compares the total compensation of our named executive officers’ (“NEO”) as presented in the Summary Compensation Table (“SCT”) to CAP and that compares CAP to specified performance measures; and

●
Graphs that describe:

◦
the relationships between CAP and our cumulative total shareholder return (“TSR”), GAAP Net Income, and our Company selected measure, of Adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA).

◦
the relationship between our TSR and the TSR of the S&P 600 Industrials Sector (“Peer Group TSR”).

Salary, Bonus, Non-Equity Incentive Plan Compensation, Nonqualified Deferred Compensation Earnings and All Other Compensation are each calculated in the same manner for purposes of both CAP and SCT. The table below shows the primary difference between the calculation of CAP and SCT total compensation:
	SCT Total	CAP
Stock Awards	Grant date fair value of stock awards granted during the year	Year over year change in the fair value of stock awards that are unvested as of the end of the year, or vested or were forfeited during the year(1)

(1)
Includes any dividends paid on equity awards in the fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award.

This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how our Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Committee has not used CAP as a basis for making compensation decisions, nor does it use GAAP Net Income or Peer Group TSR for purposes of determining incentive compensation. Please refer to our Compensation Discussion and Analysis on pages 30 to 49 for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)
	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Adjusted EBITDA, a non-GAAP measure, is defined above under the caption “Compensation Discussion and Analysis — Elements of Our Compensation Program — Annual Cash Incentive Compensation.” The values in this table reflect changes resulting from immaterial revisions to previously issued consolidated financial statements that we filed in our Form 10-Q for the fiscal quarter ended March 31, 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Working Capital Turnover
Total - Inclusion of Equity Values [ Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 827,511
PEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,551,341)	(2,252,455)	$ (1,308,392)
PEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(684,967)	3,063,761	3,371,291
PEO [Member] | Year-end Fair Value Of Awards Granted During year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,789,045	2,050,621	2,974,188
PEO [Member] | Change in Fair value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,703,899)	605,432	280,401
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(770,113)	407,708	116,702
PEO [Member] | Total - Inclusion of Equity Values [ Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(684,967)	3,063,761	3,371,291
Non-PEO NEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(493,598)	(610,237)	(514,491)
Non-PEO NEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(323,577)	827,511	840,780
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted During year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	346,123	555,385	819,532
Non-PEO NEO [Member] | Change in Fair value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(477,019)	161,814	27,590
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(192,681)	$ 110,312	4,210
Non-PEO NEO [Member] | Total - Inclusion of Equity Values [ Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (323,577)		840,780
Non-PEO NEO [Member] | Fair Value at Last Day of Prior year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (10,552)